Property And Equipment, Net - Summary Of Property And Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 22,315	$ 13,691
Less: accumulated depreciation	(3,445)	(1,703)
Net Property and Equipment	18,870	11,988
Computer equipment and acquired computer software
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	840	364
Machinery, equipment, furniture, and fixtures
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	5,497	2,974
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	827	736
Quantum computing systems [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 15,151	$ 9,617